Leases-Group as Lessor (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Future Minimum Rentals

Future minimum rentals receivable under non-cancelable operating leases are as follows:

	(In millions of yen)
	December 31, 2017	December 31, 2018
Within one year	23	48
After one year but not more than five years	25	8

	48	56